FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9: FAIR VALUE MEASUREMENTS

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of March 31, 2026:

	Level I	Level II	Level III	Total
Liabilities
Derivative liabilities	$—	$—	$292,677	$292,677
3(a)(10) Settlement Agreement	—	—	3,687,000	3,687,000
Contingent consideration*	—	—	236,832	236,832
Convertible debt	—	—	6,593,923	6,593,923
Total liabilities	$—	$—	$10,810,432	$10,810,432
*

Contingent Consideration also includes current portion of crystallized contingent consideration amounting to $510,556 and RJZ settlement amounting to $1,024,002 which are not included in the table above as these are not fair valued.

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2025:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$—	$—
Total assets	$—	$—	$—	$—
Liabilities
Derivative liabilities	$—	$—	$234,389	$234,389
3(a)(10) Settlement Agreement	—	—	3,634,000	3,634,000
Contingent consideration*	—	—	330,226	330,226
Convertible debt	—	—	5,321,303	5,321,303
Total liabilities	$—	$—	$9,519,918	$9,519,918
*

Contingent Consideration also includes current portion of crystallized contingent consideration amounting to $417,163 and RJZ settlement amounting to $1,024,001 which are not included in the table above as these are not fair valued.

The following table provides a reconciliation of our assets and liabilities measured at fair value using Level 3 inputs:

	Forward Purchase Agreement	Derivative liabilities	3(a)(10) Settlement Agreement	Contingent consideration (1)	Convertible debt
Balance, December 31, 2025	$—	$(234,389)	$(3,634,000)	$(330,226)	$(5,321,303)
Cash payment/(receipt)	—	—	—	—	533,890
Issuances	—	—	—	—	(1,861,000)
Commitment shares issued					102,030
Settlement through issuance of Company’s common stock	—	—	—	—	93,198
Change in fair value	—	(58,288)	(53,000)	—	(104,238)
Loss on issuance of financial instruments	—	—	—	—	(36,500)
Reclass from level 3	—	—	—	93,394	—
Ending balance, March 31, 2026	$—	$(292,677)	$(3,687,000)	$(236,832)	$(6,593,923)
(1)	Contingent Consideration also includes current portion of crystallized contingent consideration amounting to $510,556 and RJZ settlement amounting to $1,024,002 which are not included in the table above as these are not fair valued.

Fair Value of Level 3 Financial Instruments

Certain financial instruments, including SEPA convertible notes, instruments related to 3(a)10 Settlement Agreement and Derivative Liabilities contain embedded features that require bifurcation and measurement at fair value under ASC 815. These instruments are classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs.

In prior periods, the Company utilized a Monte Carlo simulation model to estimate fair value where valuation depended on future stock price variability and path-dependent assumptions. As of March 31, 2026, for certain convertible notes, the reset provisions were based on the Company’s closing stock price at year-end and were not dependent on future contingent events, and accordingly fair value was determined using the intrinsic value of the reset feature at the measurement date. For other convertible notes where the settlement outcome remained uncertain, the Company applied a probability-weighted pay-off approach, assigning probabilities to each potential settlement scenario (e.g., cash repayment, conversion, or default) to estimate the fair value of the embedded derivative at the reporting date.

Convertible Notes Payable

The Company’s carrying value and fair value for the convertible notes payable for which the Company elected the fair value option is as follows:

	March 31, 2026		December 31, 2025
	Carrying Value	Fair Value	Carrying Value	Fair Value
2025 Convertible Notes	$3,236,210	$3,649,413	$3,212,250	$3,778,303
2026 Convertible Notes	2,007,150	1,798,510	—	—
SEPA Convertible Note	$991,135	1,146,000	1,386,975	1,543,000
	$6,234,495	$6,593,923	$4,599,225	$5,321,303

The change in fair value on convertible debt resulted a loss of approximately $104,000 and $320,000 for the three months ended March 31, 2026 and 2025, respectively, which was recorded as a component of other income (expense) on the accompanying condensed consolidated statements of operations and comprehensive loss.

2026 Convertible Notes, and 2025 Convertible Notes: The 2026 Convertible Notes, and 2025 Convertible Notes are re-measured to fair value at each reporting period using the following relevant assumptions:

	March 31, 2026	December 31, 2025
Discount rate	20.0-201.0%	20.0 - 65.0%
Probability of conversion at maturity scenario	50.0-95.0%	30.0 -100.0%
Probability of voluntary conversion scenario/event of default scenarios	5.0-50.0%	0.0 - 70.0%
Remaining term for conversion at maturity scenario/event of default scenarios	0.25 years	0.01 - 0.52 years
Remaining term for voluntary conversion scenario	0.36 years	0.01 - 0.52 years

SEPA Convertible Note:

The fair value measurement of the SEPA Convertible Note is classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs (refer to Note 7).

The fair value of the SEPA Convertible Note as of March 31, 2026 was $1,146,000, as determined by an independent third-party valuation firm using a discounted cash flow methodology applied to the scheduled installment payments. The key assumptions used in the valuation were as follows:

Assumptions	March 31, 2026	December 31, 2025
Valuation technique	Discounted cash flow of scheduled installment payments	Discounted cash flow of scheduled installment payments
Outstanding balance	$991,135	1,386,975
Bi-weekly payment amount	250,000	250,000
Expected IPO / settlement date	June 30, 2026	March 31, 2026
Discount rate	16.0%	15.0%
Fair value of outstanding balance	$978,000	1,368,000
Termination fee (payable in Common Stock at IPO price)	$168,000	175,000
Fair value of SEPA (post-termination)	$—	—
Total fair value of Pre-Paid Advance Obligation	$1,146,000	1,543,000

The discount rate of 16.0% was selected based on an analysis of market-based rates of return, including the ICE BofA CCC & Lower US High Yield Index (13.9%), the S&P U.S. High Yield Corporate Bond CCC index (16.8%), and the Pepperdine Private Capital Markets mezzanine required rate of return (19.0%). The fair value measurement is subject to estimation uncertainty, as it is sensitive to changes in the discount rate and the timing of the expected IPO. Pursuant to the Settlement and Termination Agreement, the SEPA was terminated, and its value was determined to be zero; accordingly, the remaining obligation consists solely of the scheduled installment payments and the termination fee.

3(a)(10) Settlement Agreement

On January 28, 2025, the Company entered into a Settlement Agreement and Stipulation (the “Settlement Agreement”) with Last Horizon, LLC (“Last Horizon”), pursuant to which the Company agreed to issue shares of its common stock to Last Horizon in exchange for the settlement of bona fide outstanding liabilities totaling approximately $8,908,077 (the “Claim”) that Last Horizon had acquired from various Company creditors. The Settlement Agreement was approved by the Circuit Court of the 12th Judicial Circuit of the State of Florida, and the issuance of common stock to Last Horizon is exempt from the registration requirements of the Securities Act pursuant to Section 3(a)(10) thereof.

The Company elected the fair value option under ASC 825 for the 3(a)(10) Settlement Agreement obligation. The obligation represents a freestanding financial instrument indexed to the Company’s common stock and is classified as a liability in accordance with ASC 480, as it embodies an obligation that may be settled with a variable number of shares. The liability is remeasured at fair value at each reporting date, with changes in fair value recognized in other (expense) income, net in the consolidated statements of operations and comprehensive loss.

The change in fair value of the 3(a)(10) Settlement Agreement obligation resulted in a loss of approximately $53,000 and $606,000 for the three months ended March 31, 2026 and 2025, respectively.

The fair value measurement is classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs. As of March 31, 2026, the fair value of the 3(a)(10) Settlement Agreement obligation was $3,687,000, as determined by an independent third-party valuation firm using a Monte Carlo simulation with 50,000 trials under a scenario-based framework. The valuation considered two scenarios: (i) a base case scenario (95.0% probability), under which the Conversion Price (pre-split) equals the lower of $1.09 or 85.0% of the market price, and (ii) a default scenario (5.0% probability), under which the Conversion Price (pre-split) equals the lower of $1.09 or 75.0% of the market price. The Company’s stock price was simulated using Geometric Brownian Motion through the expected last share issuance date of August 18, 2026. Key assumptions as of March 31, 2026 were as follows:

Input	Value
Stock price as of valuation date (pre-split)	$0.20
Equity volatility	89.0%
Risk-free rate	3.7%
Expected term	0.46 year
Drift term	3.6%

Derivative Liabilities

The change in fair value of derivative liabilities resulted in a loss of approximately $58,000 and $34,000 for the three months ended March 31, 2026 and 2025, respectively, which were recorded as a component of other income on the accompanying consolidated statements of operations and comprehensive loss.

Shares to be issued at settlement of derivative liabilities

The shares of the Company’s common stock to be issued in settlement of the above derivative liabilities are dependent on the share price at a future date and, as such, cannot be exactly determined as of March 31, 2026. Accordingly, an estimate has been made using the option pricing model to determine the liability value.

NOTE 12: FAIR VALUE MEASUREMENTS

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2025:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$—	$—
Total assets	$—	$—	$—	$—
Liabilities
Derivative liabilities	$—	$—	$234,389	$234,389
3(a)(10) Settlement Agreement	—	—	3,634,000	3,634,000
Contingent consideration	—	—	1,771,390	1,771,390
Convertible debt	—	—	5,321,303	5,321,303
Total liabilities	$—	$—	$10,961,082	$10,961,082

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2024:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$1,471,000	$1,471,000
Total assets	$—	$—	$1,471,000	$1,471,000
Liabilities
Derivative liabilities	$—	$—	$4,229,478	$4,229,478
Contingent consideration	—	—	434,174	434,174
Convertible debt	—	—	8,542,323	8,542,323
Total liabilities	$—	$—	$13,205,975	$13,205,975

The Company did not make any transfers into or out of Level 3 of the fair value hierarchy during the years ended December 31, 2025 and 2024.

The following table provides a reconciliation of our assets and liabilities measured at fair value using Level 3 inputs:

	Forward		3(a)(10)
	Purchase	Derivative	Settlement	Contingent	Convertible
	Agreement	liabilities	Agreement	consideration	debt
Balance, December 31, 2024	$1,471,000	$(4,229,478)	$—	$(434,174)	$(8,542,323)
Cash payment/(receipt)	(500,000)	—	—	—	637,500
Issuances	—	—	(11,624,000)	—	(8,762,250)
Settlement through issuance of Company’s common stock and other adjustment **	—	4,360,247	8,711,829	—	11,276,082
Gain on extinguishment of debt and vendor payable	—	—	—	—	2,261,222
Loss on issuance of financial instruments	—	—	—	—	(45,250)
Additional RJZ settlement amount*	—	—	—	—	—
Reclass from level 3	—	—	—	215,612	—
Change in fair value	(971,000)	(365,158)	(721,829)	(111,664)	(2,146,284)
Ending balance, December 31, 2025	$—	$(234,389)	$(3,634,000)	$(330,226)	$(5,321,303)
*

Contingent Consideration also includes current portion of crystallized contingent consideration amounting to $417,163 and RJZ settlement amounting to $1,024,001 which are not included in the table above as these are not fair valued.

**

Other adjustment consist of $3,630,000 related to convertible debt liabilities transferred to 3(a)(10) and settlement of derivative liabilities of Libertas amounting to $2,648,508 by way of extinguishment (refer Note 11).

Fair Value of Level 3 Financial Instruments

Certain financial instruments, including SEPA convertible notes, instruments related to 3(a)10 Settlement Agreement and Derivative Liabilities contain embedded features that require bifurcation and measurement at fair value under ASC 815. These instruments are classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs.

In prior periods, the Company utilized a Monte Carlo simulation model to estimate fair value where valuation depended on future stock price variability and path-dependent assumptions. As of December 31, 2025, for certain convertible notes, the reset provisions were based on the Company’s closing stock price at year-end and were not dependent on future contingent events, and accordingly fair value was determined using the intrinsic value of the reset feature at the measurement date. For other convertible notes where the settlement outcome remained uncertain, the Company applied a probability-weighted pay-off approach, assigning probabilities to each potential settlement scenario (e.g., cash repayment, conversion, or default) to estimate the fair value of the embedded derivative at the reporting date.

Convertible Notes Payable

The Company’s carrying value and fair value for the convertible notes payable for which the Company elected the fair value option is as follows:

	December 31, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
2024 Convertible Notes	$—	$—	$2,440,000	$2,547,209
2025 Convertible Notes	3,212,250	3,778,303	—	—
Assumed 2024 Note	—	—	3,630,000	3,630,000
SEPA Convertible Note*	1,386,975	1,543,000	2,500,000	2,365,114
	$4,599,225	$5,321,303	$8,570,000	$8,542,323

* SEPA convertible note includes the SEPA option derivative liability of $65,114 as on December 31, 2024.

The change in fair value on convertible debt resulted in a loss of approximately $2,146,000 and a loss of approximately $1,708,000 for the years ended December 31, 2025 and 2024, which was recorded as a component of other income (expense) on the accompanying consolidated statements of operations and comprehensive loss.

2024 Convertible Notes, and 2025 Convertible Notes: The 2025 Convertible Notes, and 2024 Convertible Notes are re-measured to fair value at each reporting period using the following relevant assumptions:

	December 31, 2025	December 31, 2024
Discount rate	20.0 - 65.0%	20.0%
Probability of conversion at maturity scenario	30.0 -100.0%	70.0 - 100.0%
Probability of voluntary conversion scenario/event of default scenarios	0.0 - 70.0%	0.0 - 30.0%
Remaining term for conversion at maturity scenario/event of default scenarios	0.01 - 0.52 years	0.01 - 0.28 years
Remaining term for voluntary conversion scenario	0.01 - 0.52 years	0.01 - 0.03 years

SEPA Convertible Note:

The fair value measurement of the SEPA Convertible Note is classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs (refer to Note 8).

As of December 31, 2025, following entry into the Settlement and Termination Agreement with Yorkville dated December 29, 2025, the Company’s obligation under the SEPA Convertible Note was restructured into fixed bi-weekly installment payments of $250,000 on the outstanding balance of $1,386,975, with final settlement expected upon consummation of the Company’s planned uplisting on or about March 31, 2026. Accordingly, the fair value of the SEPA Convertible Note as of December 31, 2025 was $1,543,000, as determined by an independent third-party valuation firm using a discounted cash flow methodology applied to the scheduled installment payments. The key assumptions used in the valuation were as follows:

Assumptions	December 31, 2025
Valuation technique	Discounted cash flow of scheduled installment payments
Outstanding balance	$1,386,975
Bi-weekly payment amount	250,000
Expected IPO / settlement date	March 31, 2026
Discount rate	15.0%
Fair value of outstanding balance	$1,368,000
Termination fee (payable in Common Stock at IPO price)	$175,000
Fair value of SEPA (post-termination)	$—
Total fair value of Pre-Paid Advance Obligation	$1,543,000

The discount rate of 15.0% was selected based on an analysis of market-based rates of return, including the ICE BofA CCC & Lower US High Yield Index (12.5%), the S&P U.S. High Yield Corporate Bond CCC index (15.7%), and the Pepperdine Private Capital Markets mezzanine required rate of return (19.0%). The fair value measurement is subject to estimation uncertainty, as it is sensitive to changes in the discount rate and the timing of the expected IPO. Pursuant to the Settlement and Termination Agreement, the SEPA was terminated, and its value was determined to be zero; accordingly, the remaining obligation consists solely of the scheduled installment payments and the termination fee.

As on December 31, 2024 the fair value of the SEPA Convertible Note was determined utilizing a Monte Carlo simulation considering the following relevant assumptions:

December 31, 2024
Remaining term	0.97 years
Volatility	88.0%
Risk-free rate	4.3%
Drift term	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$13.12
Payments to be made through issuance of shares of Company’s common stock	11.1%
Payments to be made in cash	88.9%

Forward Purchase Agreement

The change in fair value on the forward purchase agreement resulted in a net loss of approximately $8,254,390 and a gain on modification of the forward purchase agreement was approximately $1,572,236 for the year ended December 31, 2024, which was recorded as a component of other income on the accompanying consolidated statements of operations and comprehensive loss.

The fair value of the Amended 2024 FPA was measured at fair value at December 31, 2024 utilizing a Monte Carlo simulation model that applies a probability of occurrence to the present value of each settlement scenario. as follows:

	Amended 2024 FPA		2024 FPA
	December 31, 2024	December 16, 2024 (modification)	December 16, 2024 (modification)
Probability of maturity settlement scenario	15.0%	15.0%	15.0%
Probability of prepayment shortfall settlement scenario	85.0%	85.0%	85.0%
Recycled Shares held by Meteora	53,247	53,247	68.872
Price per share of Company’s common stock	$38.72	$24.64	$24.64
Remaining term	2.53 years	2.57 years	2.57 years
Risk-free interest rate	4.3%	4.2%	4.2%
Drift term	4.2%	4.1%	4.1%
Volatility	85.0%	81.0%	81.0%
Forecasted price per share of Company’s common stock at maturity	73.60	11.84	$11.84
Expected margin from Meteora’s sale of Recycled Shares	76.9%	76.9%	83.3%

The fair value of the FPA was re-measured to fair value at assumption and immediately prior to the modification utilizing a Black-Scholes option pricing model that utilizes the following relevant assumptions:

	August 2, 2024	July 12, 2024
	(modification)	(assumption)
Expected term	2.94 years	3.0 years
Price per share of Company’s common stock	$24.96	$113.28
Exercise price	$427.52	$427.52
Volatility	80.0%	46.0%
Risk-free interest rate	3.7%	4.2%
Dividend rate	0.0%	0.0%
Probability of completing the Business Combination	N/A	100.0%

The FPA Amendment provide two settlement options whereby the 2024 FPA can be settled either at maturity if shares of the Company’s common stock are trading above $64.00 per share (the “Maturity Settlement Scenario”) or at the Company’s request for a prepayment short-fall whereby the Company requests Meteora to sell shares (the “Prepayment Shortfall Scenario”). The Second FPA Amendment also provides a Maturity Settlement Scenario and a Prepayment Shortfall Scenario, with a revised definition for the Prepayment Shortfall Scenario (see Note 11).

On April 2, 2025, the Company entered into a mutual termination agreement with Meteora to terminate the Amended 2024 FPA (the “FPA Termination Agreement”) in exchange for termination consideration of $500,000. Pursuant to the FPA Termination Agreement, the 50,592 shares of the Company’s common stock that Meteora held as of the termination date of April 2, 2025 were deemed free and clear of all obligations, the number of Recycled Shares was equal to zero, and the Prepayment Shortfall was deemed to be zero. The Company received termination consideration of $500,000 from Meteora in April 2025.

3(a)(10) Settlement Agreement

On January 28, 2025, the Company entered into a Settlement Agreement and Stipulation (the “Settlement Agreement”) with Last Horizon, LLC (“Last Horizon”), pursuant to which the Company agreed to issue shares of its common stock to Last Horizon in exchange for the settlement of bona fide outstanding liabilities totaling approximately $8,908,077 (the “Claim”) that Last Horizon had acquired from various Company creditors. The Settlement Agreement was approved by the Circuit Court of the 12th Judicial Circuit of the State of Florida, and the issuance of common stock to Last Horizon is exempt from the registration requirements of the Securities Act pursuant to Section 3(a)(10) thereof.

Under the terms of the Settlement Agreement, the Company is obligated to issue shares of common stock to Last Horizon in tranches to satisfy the Claim. Last Horizon may deliver a share request to the Company stating the dollar amount of common stock to be issued in one or more tranches. The number of shares issuable in each tranche is determined by dividing the claim amount for such tranche by the purchase price (the “Conversion Price”). The Conversion Price equals $34.88 per share (the closing price on January 28, 2025, the settlement date). However, if at any time the Company’s common stock trades below $34.88, the Conversion Price adjusts to the lower of (i) $34.88 or (ii) 85.0% of the market price, defined as the lowest volume-weighted average price during the five trading days immediately preceding the share request date, subject to a floor price of $0.64 per share. Additionally, pursuant to Section 9 of the Agreement, upon the occurrence of certain default events — including (i) the Company’s bankruptcy or insolvency, (ii) suspension of trading or delisting of the Company’s common stock from its principal market, or (iii) the Company’s failure to timely deliver Settlement Shares — the Conversion Price adjusts to the lower of $34.88 or 75.0% of the market price, subject to the same $0.64 floor price. Last Horizon is also subject to a 4.99% beneficial ownership cap on the Company’s outstanding common stock. The Agreement does not provide for cash settlement; the Company’s sole obligation is to issue shares of common stock until the Claim is satisfied in full.

The Company elected the fair value option under ASC 825 for the 3(a)(10) Settlement Agreement obligation. The obligation represents a freestanding financial instrument indexed to the Company’s common stock and is classified as a liability in accordance with ASC 480, as it embodies an obligation that may be settled with a variable number of shares. The liability is remeasured at fair value at each reporting date, with changes in fair value recognized in other (expense) income, net in the consolidated statements of operations and comprehensive loss.

The fair value on the date of issuance of the 3(a)(10) Settlement Agreement was $11,624,000 resulting in a loss on extinguishment of debt and accounts payable amounting to $2,715,923.

The change in fair value of the 3(a)(10) Settlement Agreement obligation resulted in a loss of approximately $722,000 for the year ended December 31, 2025. No gain or loss was recognized for the year ended December 31, 2024, as the agreement was entered into in January 2025.

During the year ended December 31, 2025, the Company issued 429,504 shares of its common stock with an aggregate fair value of $8,711,829 pursuant to the Settlement Agreement to partially settle the outstanding obligation. As of December 31, 2025, the remaining claim amount was $2,955,750. These settlements and related impacts are reflected in the Level 3 rollforward table above.

The fair value measurement is classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs. As of December 31, 2025, the fair value of the 3(a)(10) Settlement Agreement obligation was $3,634,000, as determined by an independent third-party valuation firm using a Monte Carlo simulation with 50,000 trials under a scenario-based framework. The valuation considered two scenarios: (i) a base case scenario (95.0% probability), under which the Conversion Price equals the lower of $34.88 or 85.0% of the market price, and (ii) a default scenario (5.0% probability), under which the Conversion Price equals the lower of $34.88 or 75.0% of the market price. The Company’s stock price was simulated using Geometric Brownian Motion through the expected last share issuance date of August 18, 2026. Key assumptions as of December 31, 2025 were as follows:

Input	Value
Stock price as of valuation date	$13.12
Equity volatility	80.0%
Risk-free rate	3.6%
Expected term	0.63 year
Drift term	3.5%

The fair value of the 3(a)(10) Settlement Agreement exceeds the remaining claim amount of $2,955,750 due to the variable conversion pricing mechanism: when the Company’s stock trades below $34.88, the discounted conversion price results in a greater number of shares being issued, increasing the fair value of the obligation to Last Horizon.

As of December 31, 2025, if the remaining obligation of $2,955,750 were settled at that date under the base case conversion terms, the Company would be required to issue approximately 265,042 shares with an aggregate fair value of approximately $3,477,353. Under an event of default scenario, the Company would be required to issue approximately 300,381 shares with an aggregate fair value of approximately $3,941,000. Because the settlement amount is fixed in dollars and settled in a variable number of shares, the number of shares required to be issued is inversely related to the Company’s stock price. At the December 31, 2025 base case conversion price of approximately $11.15 per share (85% of market price), for each $0.32 decrease in the Company’s share price, the conversion price would decrease by $0.2732, and the Company would be obligated to issue approximately 6,563 additional shares to satisfy the remaining claim amount. At the floor price of $0.64 per share, the maximum number of shares issuable under the agreement is 4,618,359. Based on the expected settlement schedule as of the valuation date, the remaining tranches are expected to be issued on approximately June 1, June 16, July 1, July 16, August 3, and August 18, 2026, in equal installments of $533,333 each, with a final tranche of $289,083.

As of January 28, 2025, the fair value of the 3(a)(10) Settlement Agreement obligation was $11,624,000, as determined by an independent third-party valuation firm using a Monte Carlo simulation with 50,000 trials under a scenario-based framework. The valuation considered two scenarios: (i) a base case scenario (95.0% probability), under which the Conversion Price equals the lower of $34.88 or 85.0% of the market price, and (ii) a default scenario (5.0% probability), under which the Conversion Price equals the lower of $34.88 or 75.0% of the market price. The Company’s stock price was simulated using Geometric Brownian Motion through the expected last share issuance date of September 15, 2025. Key assumptions as of January 28, 2025 were as follows:

January 28, 2025
Price per share of Company’s common stock	$34.88
Equity volatility	88.0%
Remaining term	0.63 year
Risk-fee rate	4.2%
Drift term	4.10%

The fair value of the 3(a)(10) Settlement Agreement obligation exceeds the claim amount of $8,908,077 due to the variable conversion pricing mechanism: when the Company’s stock trades below $34.88, the discounted conversion price results in a greater number of shares being issued, increasing the fair value of the obligation to Last Horizon.

Contingent consideration obligation

The change in fair value of the contingent consideration obligation resulted in a loss of approximately $0 and $60,000 for the year ended December 31, 2025 and 2024, respectively, which was recorded as a component of other income on the accompanying consolidated statements of operations and comprehensive loss.

The fair value of the contingent consideration obligation was measured to fair value at inception and re-measured at each reporting period utilizing a Monte Carlo simulation considering the following relevant assumptions:

	December 31, 2025	December 31, 2024
Operating leverage	150.0%	150.0%
Revenue volatility	20.3%	20.1%
EBITDA volatility	50.8%	50.2%
Earnout risk free rate	3.8%	4.5%
Long-term risk-free rate	4.8%	4.9%
Weighted average cost of capital	17.0%	18.0%
Correlation between revenue and EBITDA	0.61	0.65
Discount rate	15.0%	6.0%
Term to payment	0.1 - 6.1 years	0.1 - 7.1 years

Derivative Liabilities

The change in fair value of derivative liabilities resulted in a loss of approximately $366,000 and $187,000 for the year ended December 31, 2025 and 2024, respectively, which were recorded as a component of other income on the accompanying consolidated statements of operations and comprehensive loss.

Debt conversion share adjustment obligations: As on December 31, 2024, the fair value of the derivative liabilities issued in connection with the September 2024 debt conversion agreements were determined using Monte Carlo simulations considering the following relevant assumptions at the date of issuance and each subsequent reporting period:

December 31, 2024
Price per share of Company’s common stock	$38.72
Equity volatility	92.0 - 93.0%
Forecasted per share of Company’s common stock - Reset Date	$35.84
Risk-fee rate - Reset Date	4.4%
Drift term - Reset Date	4.3%
Forecasted five day VWAP per share of Company’s common stock - First Reset Date	$30.72
Remaining term - Second Reset Date	1.04 year
Forecasted five day VWAP per share of Company’s common stock - Second Reset Date	$25.92

SEPA Derivative Liability: In December 2024, the Company entered into a SEPA with YA II PN, LTD (“Yorkville”). Pursuant to the SEPA, the Company shall have the right, but not the obligation, to sell to Yorkville up to $25,000,000 of shares of the Company’s common stock at the Company’s request any time during the commitment period commencing on December 17, 2024 (the Effective Date”) and continuing for a term of three years (“Purchased Put Option”). Yorkville agrees to advance to the Company $4,500,000 (the “Pre-Paid Advance”), less a discount of 8.0% of the principal amount, as evidenced by convertible promissory notes in two tranches. The first tranche of $2,500,000 (See Note 8 – SEPA Convertible Note) was advanced to the Company on the Effective Date of the SEPA and the second tranche of $2,000,000 to be advanced on the later of (i) the initial registration statement becoming effective and (ii) the Company’s receipt of shareholder approval to issue shares of the Company’s common stock in excess of the exchange cap, as defined in the SEPA. The SEPA will automatically terminate on the earlier to occur of (i) January 1, 2028, provided that if any Pre-Paid Advance is then outstanding, termination shall be delayed until such date that all Pre-Paid Advances are repaid, and (ii) the date on which Yorkville shall have made payment of advances pursuant to the SEPA for Common Stock equal to the commitment amount of $25,000,000.

Each advance that the Company issues in writing to Yorkville under the SEPA (each, an “Advance,” and notice of such request, an “Advance Notice”) may be in an amount of Common Stock up to the aggregate daily trading volume of Common Stock for the five trading days prior to the Company requesting an Advance. The purchase price for the shares of Common Stock set forth in the Advance is determined by multiplying the market price of the Company’s common stock by 97% of the lowest daily VWAP during the applicable three consecutive trading day pricing period for any Advance Notice delivered by the Company Additionally, the Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Yorkville. Once the Company draws on the SEPA, the related number of shares issuable constitutes a forward contract to issue common stock (“Forward Contract”).

Pursuant to the terms of the SEPA, at any time that there is a balance outstanding under the SEPA Convertible Note, Yorkville has the right to receive shares to pay down the principal balance, and may select the timing and delivery of such shares (via an “Investor Notice”), in an amount up to the outstanding principal balance on the SEPA Convertible Note at a purchase price equal $64.00 per share of the Company’s common stock (the “Fixed Price”). If the Company is not current on its payment obligations, the Yorkville is entitled to a purchase price equal to (i) 93% of the lowest daily Volume Weighted Average Price (“VWAP”) of the Company’s common stock on Nasdaq during the 10 consecutive Trading Days immediately preceding the Conversion Date or other date of determination (the “Variable Price”). The Variable Price shall not be lower than $4.54 per share (the “Floor Price”).

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 4.99% of the then outstanding voting power or number of shares of the Company’s common stock or any shares that, aggregated with shares issued under all other earlier Advances, would exceed 19.99% of all shares of the Company’s common stock of the Company outstanding on the date of the SEPA, unless Company shareholder approval was obtained allowing for issuances in excess of such amount.

As consideration, the Company agreed (i) and paid a structuring fee in the amount of $25,000 and (ii) to pay a commitment fee of $375,000, of which (a) one-half of the commitment fee was paid through the issuance of 8,264 shares of the Company’s common stock with a fair value of $187,500, as determined using the closing price on the date of issuance and (b) one-half of the commitment fee is due on June 17, 2025 in cash (or by way of an Advance). The structuring fee and commitment fee were expensed in full immediately following the consummation of the SEPA, according to ASC 815, and recorded within the general and administrative expense line item in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

Under the Yorkville Agreement, the payment made on December 15, 2025 was first applied to satisfy the $187,500 deferred fee, with the remaining amount applied toward the prepaid advance obligation (See Note 8 – SEPA Convertible Note).

Pursuant to the terms of the SEPA, the proceeds of the SEPA are restricted from being used:

●	to repay any advances or loans to executives, directors, or employees
●	to make payments on related party obligations
●	to repay advances or loans to Related Lenders, as defined in the SEPA, without the prior written consent of Yorkville or until the balance under the Pre-Paid Advances is less than $1,000,000
●	to fund or facilitated, directly or indirectly, any activities or business with a person, entity, territory, or country subject to Sanctions, as defined in the SEPA, or is a Sanctioned Country, as defined in the SEPA
●	in any manner that will result in a violation of Sanctions or applicable laws
●	to loan, invest or transfer any cash proceeds, or property acquired with cash proceeds from the Pre-Paid Advance to a subsidiary without approval from Yorkville

While amounts are outstanding under the Pre-Paid Advance, the Company:

●	may not effect a reverse stock split or share consolidation.
●	shall prepay amounts owed under the Pre-Paid Advance in an amount equal to 20.0% of the net proceeds of a new financing transaction to Yorkville, unless waived by Yorkville
●	shall pay 100.0% of proceeds received from any disbursements of the FPA to Yorkville, unless waived by Yorkville

The SEPA was determined to be a freestanding financial instrument which did not meet the criteria to be accounted for as a derivative instrument or to be recognized within equity. Pursuant to ASC 815, the Company therefore recognizes the SEPA Option as a liability, measured at fair value at the date of issuance and in subsequent reporting periods, with changes in fair value recognized in other (expense) income, net in the consolidated statements of operations and comprehensive loss.

The SEPA was determined to have a fair value of $65,114 on the date of issuance and at December 31, 2024. As of December 31, 2025, the Company does not expect to settle subsequent payments through equity, and accordingly the fair value of the SEPA derivative liability was determined to be $0. The resulting fair value gain of $65,114 was recognized during the year ended December 31, 2025 within other (expense) income, net. No corresponding gain or loss was recognized during the year ended December 31, 2024, as there was no change in fair value from the issuance date through December 31, 2024.

Under the Yorkville Agreement, in the event the IPO is consummated, the SEPA will be terminated effective immediately prior to the closing, and the Company shall pay Yorkville a termination fee in shares of common stock with an aggregate value equal to $175,000, valued at the public offering price per share in the IPO.

As on December 31, 2024, the fair value of the SEPA Derivative Liability was determined using Monte Carlo simulation considering the following relevant assumptions at the date of issuance and each subsequent reporting period:

December 31, 2024
Remaining term	0.97 years
Volatility	88.0%
Risk-free rate	4.3%
Drift term	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$0.41
Prepayment premium	107.0%

Shares to be issued at settlement of derivative liabilities

The shares of the Company’s common stock to be issued in settlement of the above derivative liabilities are dependent on the share price at a future date and, as such, cannot be exactly determined as of December 31, 2025. Accordingly, an estimate has been made using the option pricing model to determine the liability value.